Label	Element	Value
Accounts Payable And Accrued Liabilities [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	$ 2,500,000
Income Tax [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	800,000
Derivatives [member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	$ 200,000